Notes Payable	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Notes Payable
Notes Payable

On June 30, 2013 and December 31, 2012, MAALP had total indebtedness of approximately $1.67 billion and $1.65 billion, respectively. MAALP's indebtedness as of June 30, 2013 consisted of both conventional and tax exempt debt. Borrowings were made through individual property mortgages as well as company-wide credit facilities. MAALP utilizes both secured and unsecured debt.

On March 1, 2012, MAALP entered into a $150 million unsecured term loan agreement with a syndicate of banks led by KeyBank and J.P. Morgan with a variable rate resetting monthly at LIBOR plus a spread of 1.40% to 2.15% based on a leveraged-based pricing grid and a maturity date of March 1, 2017. As of June 30, 2013, the full amount was outstanding under this agreement. In July 2012, MAALP received an investment grade rating (Baa2) from Moody's rating service, which caused the variable rate to reset monthly at LIBOR plus a spread of 1.10% to 2.05% based on an investment grade ratings grid.

On August 31, 2012, MAALP issued $175 million of Senior Unsecured Notes to be funded at three separate times. These notes were offered in a private placement with four tranches: $18 million at 3.15% maturing on November 30, 2017; $20 million at 3.61% maturing on November 30, 2019; $117 million at 4.17% maturing on November 30, 2022; and $20 million at 4.33% maturing on November 30, 2024. As of June 30, 2013, the full amount of the notes has been funded and is included in our balance sheet.

On June 14, 2013, we entered into a $250 million term loan agreement with JPMorgan at a rate of LIBOR plus a spread of 1.30% on any outstanding borrowings. This agreement matures on June 14, 2014 although borrowings are only allowed to be drawn upon up until 60 days subsequent to the closing of the merger with Colonial. We had no borrowings under this agreement at June 30, 2013.

As of June 30, 2013, approximately 41% of MAALP's outstanding debt was borrowed through secured credit facility relationships with Prudential Mortgage Capital, which are credit enhanced by the Federal National Mortgage Association, or FNMA, and Financial Federal, which are credit enhanced by the Federal Home Loan Mortgage Corporation, or Freddie Mac.

MAALP utilizes interest rate swaps and interest rate caps to help manage its current and future interest rate risk and entered into 19 interest rate swaps and 10 interest rate caps as of June 30, 2013, representing notional amounts totaling $584.0 million and $205.2 million, respectively. MAALP also held 11 non-designated interest rate caps with notional amounts totaling $63.8 million as of June 30, 2013.

The following table summarizes our outstanding debt structure as of June 30, 2013 (dollars in thousands):

	Borrowed Balance	Effective Rate	Contract Maturity
Fixed Rate Secured Debt
Individual property mortgages	$388,759	4.7%	6/2/2019
FNMA conventional credit facilities	50,000	4.7%	3/31/2017
Credit facility balances with:
LIBOR-based interest rate swaps	284,000	5.3%	6/22/2014
Total fixed rate secured debt	$722,759	4.9%	4/28/2017
Variable Rate Secured Debt (1)
FNMA conventional credit facilities	$214,721	0.7%	9/6/2016
FNMA tax-free credit facilities	69,515	0.9%	8/11/2031
Freddie Mac credit facilities	64,247	0.7%	7/1/2014
Freddie Mac mortgage	15,200	3.5%	1/1/2016
Total variable rate secured debt	$363,683	0.9%	2/14/2019
Total Secured Debt	$1,086,442	3.6%	12/4/2017

Unsecured Debt
Variable rate credit facility	$125,000	1.4%	11/1/2015
Term loan fixed with swaps	150,000	2.4%	3/1/2017
Fixed rate senior private placement bonds	310,000	4.5%	7/27/2021
Total Unsecured Debt	$585,000	3.3%	3/20/2019

Total Outstanding Debt	$1,671,442	3.5%	5/18/2018

(1) Includes capped balances.

MAALP has additional requirements related to $20.2 million of tax-free bonds issued by MAA but held within the FNMA facility. These amounts are not included in our debt discussion above or within our Consolidated Balance Sheets as MAALP is not the legal borrower of the bonds; however, because of MAALP's obligations under the FNMA facility, we could be required to pay related principal, interest, and other costs if MAA were to default on its payments.